Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of New Contracts Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance contracts issued [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
(Gain) / loss recognized on initial recognition	€ 60	€ 57
Insurance contracts issued [member] | Present value of cash inflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	(5,155)	(5,020)
Issued onerous contracts	(545)	(475)
Total	(5,701)	(5,494)
Insurance contracts issued [member] | Present value of cash outflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	4,593	4,447
Issued onerous contracts	583	504
Total	5,176	4,951
Insurance contracts issued [member] | Risk adjustment for non-financial risk [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	90	98
Issued onerous contracts	22	27
Total	112	125
Insurance contracts issued [member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	473	474
Total	473	474
Insurance contracts issued [member] | Onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
(Gain) / loss recognized on initial recognition	60	57
Reinsurance contracts held [member] | Present value of cash inflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	201	251
Reinsurance contracts held [member] | Present value of cash outflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	(531)	(259)
Reinsurance contracts held [member] | Risk adjustment for non-financial risk [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	42	21
Reinsurance contracts held [member] | Income recognised on initial recognition [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	(17)	0
Reinsurance contracts held [member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	€ 271	€ (13)